FINANCIAL RISK MANAGEMENT - Foreign currency risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Risk of exchange rate depreciation
Foreign currency sensitivity
Change in foreign exchange rate against US$	10.00%
Risk of exchange rate appreciation
Foreign currency sensitivity
Change in foreign exchange rate against US$	10.00%
Russian Ruble | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit/(loss) before tax	$ 1	$ 8
Russian Ruble | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit/(loss) before tax	(2)	(9)
Bangladeshi Taka | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit/(loss) before tax	(24)	(3)
Bangladeshi Taka | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit/(loss) before tax	26	4
Pakistani Rupee | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit/(loss) before tax	(3)	(3)
Pakistani Rupee | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit/(loss) before tax	3	3
Ukrainian Hryvnia | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit/(loss) before tax	15	33
Ukrainian Hryvnia | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit/(loss) before tax	(17)	(36)
Kazakhstan Tenge | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit/(loss) before tax	(4)	(4)
Kazakhstan Tenge | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit/(loss) before tax	5	4
Other currencies (net) | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit/(loss) before tax	26	1
Other currencies (net) | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit/(loss) before tax	$ (28)	$ (2)